Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov. 28, 2011
PACE International Emerging Markets Equity Investments (Prospectus Summary): | PACE International Emerging Markets Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® International Emerging Markets Equity Investments
Supplement Text	ck0000930007_SupplementTextBlock

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® International Emerging Markets Equity Investments

Supplement to the prospectuses relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2011, as supplemented to date

October 16, 2012

Dear Investor,

The purpose of this supplement is to update information regarding PACE International Emerging Markets Equity Investments ("International Emerging Markets Equity Investments") (the "fund"), a separate series of PACE Select Advisors Trust (the "Trust"). This supplement updates information regarding the fund's investment advisory arrangements. At the recommendation of UBS Global AM, the Trust's Board has appointed Lee Munder Capital Group, LLC ("Lee Munder") to serve as a new, additional investment advisor to the fund. Lee Munder is assuming investment advisory responsibility with respect to a portion of the fund's portfolio effective on October 16, 2012. In addition, at the recommendation of UBS Global AM, the Trust's Board has terminated Delaware Management Company and Pzena Investment Management, LLC as sub-advisors to the fund, effective as of the close of business on October 15, 2012. Mondrian Investment Partners Limited and William Blair & Company L.L.C., the fund's current investment advisors, will continue to serve as the fund's investment advisors. The changes are described in greater detail below.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE International Emerging Markets Equity Investments Fund summary" and sub-headed "Management process" beginning on page 53 of the Multi-Class Prospectus and page 52 of the Class P Prospectus is revised by replacing the second sentence of the first full paragraph of that section with the following:

Mondrian Investment Partners Limited ("Mondrian"), William Blair & Company L.L.C. ("William Blair") and Lee Munder Capital Group, LLC ("Lee Munder") currently serve as the fund's investment advisors.

The section captioned "PACE International Emerging Markets Equity Investments Fund summary" and sub-headed "Management process" beginning on page 53 of the Multi-Class Prospectus and page 52 of the Class P Prospectus is revised by deleting the fourth and fifth paragraphs of that section in their entirety and inserting the following as the final paragraph of that section:

Lee Munder uses a bottom-up quantitative approach to investing in emerging markets equity securities. Inefficiencies in the market create opportunities, and Lee Munder believes that a quantitative process, which relies on sophisticated mathematical or statistical models in selecting investments, is well-suited to capture these inefficiencies and provide an opportunity to outperform the market. Lee Munder's stock selection model groups factors used to select investments into three major categories: market dynamics, value and quality. Market dynamic factors are designed to exploit short term trends as Lee Munder believes investors under-react to certain developments in the short term; value factors are intended to capture mean reversion (i.e., a return to the average) as investors tend to overreact to certain developments in the longer term; and quality factors incorporate information about the quality of earnings that investors tend to overlook.

The section captioned "PACE International Emerging Markets Equity Investments Fund summary" and sub-headed "Management risk" on page 55 of the Multi-Class Prospectus and page 53 of the Class P Prospectus is revised by inserting the following as the final sentences of that section:

An investment advisor for the fund employs a complex strategy using proprietary quantitative models in selecting investments for the fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems, software issues, or other types of errors). There is no guarantee that the investment advisor's quantitative models will perform as expected or result in effective investment decisions for the fund.

The section captioned "PACE International Emerging Markets Equity Investments Fund summary" and sub-headed "Principal risks" beginning on page 54 of the Multi-Class Prospectus and page 52 of the Class P Prospectus is revised by inserting the following as the final paragraph of that section:

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

ZS-596

Supplement Closing	ck0000930007_SupplementClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.
PACE International Emerging Markets Equity Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCEMX
PACE International Emerging Markets Equity Investments | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWEAX
PACE International Emerging Markets Equity Investments | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWECX
PACE International Emerging Markets Equity Investments | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWEYX